Income Taxes - Summary of Rollforward of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance	$ 45,180,000	$ 34,435,000	$ 20,620,000
Increase in valuation allowance	12,045,000	10,745,000	13,815,000
Balance	$ 57,225,000	$ 45,180,000	$ 34,435,000